STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.3%
Australia - 1.5%
Australia, Bonds, Ser. 133	AUD	5.50	4/21/2023	1,290,000		1,035,725
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	1,270,000		1,117,634
					2,153,359
Austria - .3%
CA Immobilien Anlagen, Sr. Unscd. Notes	EUR	0.88	2/5/2027	400,000		483,802
Azerbaijan - 1.1%
Azerbaijan, Sr. Unscd. Bonds		5.13	9/1/2029	693,000		781,288
Azerbaijan, Sr. Unscd. Notes		4.75	3/18/2024	734,000		796,118
					1,577,406
Bahrain - .2%
Bahrain, Sr. Unscd. Notes		4.25	1/25/2028	311,000		310,163
Bolivia - .4%
Bolivia, Sr. Unscd. Notes		4.50	3/20/2028	700,000	[b]	630,007
British Virgin - .4%
Greenland Global Investment, Gtd. Notes		6.13	4/22/2023	640,000		543,188
Canada - 4.5%
Canada, Bonds	CAD	4.00	12/1/2031	1,326,524	[c]	1,578,346
Canada Housing Trust No. 1, Govt. Gtd. Bonds	CAD	2.35	9/15/2023	5,340,000	[d]	4,446,616
First Quantum Minerals, Gtd. Notes		6.88	3/1/2026	530,000	[d]	554,804
					6,579,766
Cayman Islands - 2.4%
Agile Group Holdings, Sr. Scd. Notes		6.70	3/7/2022	465,000		468,486
Country Garden Holdings, Sr. Scd. Notes		7.13	1/27/2022	460,000		466,881
CSN Inova Ventures, Gtd. Notes		6.75	1/28/2028	329,000		363,741
Meituan, Sr. Unscd. Notes		3.05	10/28/2030	446,000		417,417
Sable International Finance, Sr. Scd. Notes		5.75	9/7/2027	476,000	[d]	499,372
Shimao Group Holdings, Sr. Scd. Bonds		4.75	7/3/2022	465,000		465,643
Wynn Macau, Sr. Unscd. Notes		5.50	1/15/2026	870,000		901,590
					3,583,130
Chile - .5%
VTR Comunicaciones, Sr. Scd. Notes		4.38	4/15/2029	703,000	[d]	704,684
Colombia - 2.1%
Colombia, Bonds	COP	6.00	4/28/2028	3,795,100,000		947,349
Colombia, Bonds	COP	7.00	6/30/2032	4,490,000,000		1,139,534

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.3% (continued)
Colombia - 2.1% (continued)
Colombia, Sr. Unscd. Notes		4.50	3/15/2029	880,000		958,681
					3,045,564
Czech Republic - 2.2%
Czech Republic, Bonds, Ser. 120	CZK	1.25	2/14/2025	39,050,000		1,800,194
Czech Republic, Bonds, Ser. 97	CZK	0.45	10/25/2023	32,770,000		1,495,138
					3,295,332
Denmark - .1%
Orsted, Sub. Notes	GBP	2.50	2/18/3021	132,000		183,155
Dominican Republic - .8%
Dominican Republic, Sr. Unscd. Bonds		7.45	4/30/2044	520,000		636,355
Dominican Republic, Sr. Unscd. Notes		4.88	9/23/2032	500,000		520,005
					1,156,360
Ecuador - .5%
Ecuador, Sr. Unscd. Notes		0.00	7/31/2030	64,221	[d,e]	35,804
Ecuador, Sr. Unscd. Notes		0.50	7/31/2040	224,730	[d]	139,335
Ecuador, Sr. Unscd. Notes		1.00	7/31/2035	490,347	[d]	342,022
Ecuador, Sr. Unscd. Notes		5.00	7/31/2030	187,110	[d]	164,191
					681,352
France - 7.1%
Afflelou SAS, Sr. Scd. Bonds	EUR	4.25	5/19/2026	102,000		123,154
Altice France, Sr. Scd. Bonds	EUR	4.13	1/15/2029	363,000		437,326
Altice France, Sr. Scd. Notes	EUR	3.38	1/15/2028	143,000		167,213
Banijay Entertainment, Sr. Scd. Bonds	EUR	3.50	3/1/2025	694,000		834,717
BNP Paribas, Jr. Sub. Notes		7.38	8/19/2025	550,000	[f]	641,957
Chrome Bidco SASU, Sr. Scd. Bonds	EUR	3.50	5/31/2028	186,000		225,458
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/29/2026	200,000	[f]	313,738
France, Bonds	EUR	0.10	3/1/2025	3,827,908	[c]	4,853,343
Loxam, Sr. Scd. Notes	EUR	2.88	4/15/2026	580,000		688,489
Picard Groupe SAS, Sr. Scd. Bonds	EUR	3.88	7/1/2026	347,000		419,634
Societe Generale, Jr. Sub. Bonds		7.88	12/18/2023	800,000	[f]	892,080
TotalEnergies, Jr. Sub. Notes, Ser. NC7	EUR	1.63	1/25/2028	700,000	[f]	847,016
					10,444,125
Germany - 1.8%
Infineon Technologies, Jr. Sub. Bonds	EUR	3.63	4/1/2028	200,000	[f]	264,499
Infineon Technologies, Jr. Sub. Notes	EUR	2.88	4/1/2025	300,000	[f]	375,676
KION Group, Sr. Unscd. Notes	EUR	1.63	9/24/2025	300,000		372,773
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	350,000		427,581
Peach Property Finance, Sr. Unscd. Notes	EUR	4.38	11/15/2025	396,000		492,266

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.3% (continued)
Germany - 1.8% (continued)
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	563,000		699,883
					2,632,678
Guernsey - .6%
Summit Properties, Sr. Unscd. Bonds	EUR	2.00	1/31/2025	700,000		828,365
India - 1.0%
GMR Hyderabad International Airport, Sr. Scd. Notes		4.25	10/27/2027	776,000		751,836
Housing Development Finance, Sr. Unscd. Notes	INR	8.22	3/28/2022	30,000,000		408,929
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	20,000,000		273,161
					1,433,926
Indonesia - 2.0%
Indonesia, Bonds, Ser. FR81	IDR	6.50	6/15/2025	23,277,000,000		1,702,017
Indonesia, Sr. Unscd. Notes		5.88	1/15/2024	1,050,000		1,182,773
					2,884,790
Ireland - 1.3%
Bank of Ireland Group, Jr. Sub. Notes	EUR	7.50	11/19/2025	280,000	[f]	392,975
LCPR Senior Secured Financing DAC, Sr. Scd. Notes		5.13	7/15/2029	200,000	[d]	205,167
Silverback Finance, Sr. Scd. Bonds	EUR	3.13	2/25/2037	410,074		497,638
Virgin Media Vendor Financing Notes III, Gtd. Bonds	GBP	4.88	7/15/2028	530,000		751,287
					1,847,067
Italy - 4.2%
Cedacri Mergeco, Sr. Scd. Notes, 3 Month EURIBOR +4.63% @ Floor	EUR	4.63	5/15/2028	204,000	[g]	243,205
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	325,000	[d,f]	373,139
Italy, Sr. Unscd. Notes		0.88	5/6/2024	1,330,000		1,330,836
Italy Buoni Poliennali del Tesoro, Sr. Unscd. Bonds	EUR	5.00	8/1/2034	930,000	[d]	1,659,024
Nexi, Sr. Unscd. Notes	EUR	1.63	4/30/2026	624,000		744,162
Telecom Italia, Sr. Unscd. Notes		5.30	5/30/2024	400,000	[d]	434,262
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	560,000	[f]	622,650
UniCredit, Jr. Sub. Notes	EUR	3.88	6/3/2027	600,000	[f]	685,839
					6,093,117
Japan - 1.6%
Japan, Bonds, Ser. 23	JPY	0.10	3/10/2028	174,657,900	[c]	1,635,055
Softbank Group Corp., Sr. Unscd. Notes	EUR	2.88	1/6/2027	610,000		710,540
					2,345,595
Jersey - .5%
CPUK Finance, Scd. Notes	GBP	4.88	8/28/2025	500,000	[b]	704,021

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.3% (continued)
Luxembourg - 4.3%
4Finance, Gtd. Notes		10.75	5/1/2022	200,000		197,400
Adler Group, Sr. Unscd. Notes	EUR	2.25	4/27/2027	300,000		342,243
Adler Group, Sr. Unscd. Notes	EUR	3.25	8/5/2025	300,000		361,787
Altice Financing, Sr. Scd. Bonds	EUR	3.00	1/15/2028	340,000		387,160
AnaCap Financial Europe, Sr. Scd. Notes, 3 Month EURIBOR +5.00% @ Floor	EUR	5.00	8/1/2024	400,000	[g]	451,487
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund, Sr. Unscd. Notes	EUR	0.50	1/27/2028	294,000		350,477
Cirsa Finance International, Sr. Scd. Bonds	EUR	4.75	5/22/2025	492,000		582,891
Dana Financing Luxembourg, Gtd. Notes	EUR	3.00	7/15/2029	188,000		230,145
DH Europe Finance II, Gtd. Bonds	EUR	0.45	3/18/2028	293,000		356,801
DH Europe Finance II, Gtd. Notes		2.20	11/15/2024	111,000		116,205
Kleopatra Finco, Sr. Scd. Bonds	EUR	4.25	3/1/2026	410,000		483,723
Matterhorn Telecom, Sr. Scd. Notes	EUR	3.13	9/15/2026	339,000		407,568
Millicom International Cellular, Sr. Unscd. Notes		6.63	10/15/2026	198,000		208,206
Prologis International Funding II, Gtd. Notes	EUR	1.63	6/17/2032	126,000		165,573
Sani/Ikos Financial Holdings 1 Sarl, Sr. Scd. Bonds	EUR	5.63	12/15/2026	106,000		125,900
SELP Finance, Gtd. Bonds	EUR	1.25	10/25/2023	535,000		652,583
SIG Combibloc PurchaseCo, Gtd. Notes	EUR	1.88	6/18/2023	225,000		276,286
Summer BC Holdco B, Sr. Scd. Bonds	EUR	5.75	10/31/2026	536,000		666,804
					6,363,239
Malaysia - 1.4%
Malaysia, Bonds, Ser. 419	MYR	3.83	7/5/2034	8,550,000		2,035,887
Mexico - 2.8%
Cemex, Sr. Scd. Notes		3.88	7/11/2031	1,000,000		1,037,315
Mexican Bonos, Bonds, Ser. M	MXN	7.75	5/29/2031	22,100,000		1,178,648
Mexican Bonos, Sr. Unscd. Bonds, Ser. M20	MXN	8.50	5/31/2029	21,724,100		1,202,632
Sigma Alimentos, Gtd. Bonds	EUR	2.63	2/7/2024	536,000		671,545
					4,090,140
Mongolia - .7%
Mongolia, Sr. Unscd. Bonds		5.13	4/7/2026	930,000		984,422
Netherlands - 4.8%
H&M Finance, Gtd. Notes	EUR	0.25	8/25/2029	192,000		227,832
IHS Netherlands Holdco, Gtd. Notes		7.13	3/18/2025	675,000		700,312
ING Groep, Jr. Sub. Bonds		6.75	4/16/2024	850,000	[f]	938,187

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.3% (continued)
Netherlands - 4.8% (continued)
Linde Finance, Gtd. Notes	EUR	0.25	5/19/2027	600,000		729,890
Nobel Bidco, Sr. Scd. Bonds	EUR	3.13	6/15/2028	425,000		504,148
Nobian Finance BV, Sr. Scd. Bonds	EUR	3.63	7/15/2026	867,000		1,028,476
Petrobras Global Finance, Gtd. Notes		6.90	3/19/2049	276,000		323,927
Telefonica Europe, Gtd. Notes	EUR	4.38	3/14/2025	400,000	[f]	519,531
United Group, Sr. Scd. Notes	EUR	4.88	7/1/2024	137,000		164,548
United Group, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	5/15/2025	370,000	[g]	438,457
Volkswagen International Finance, Gtd. Notes	EUR	3.88	6/17/2029	600,000	[f]	805,345
Ziggo, Sr. Scd. Notes		5.50	1/15/2027	710,000	[d]	737,047
					7,117,700
New Zealand - .9%
New Zealand, Bonds, Ser. 930	NZD	3.00	9/20/2030	1,380,000	[c]	1,390,328
Norway - .3%
Kommunalbanken AS, Sr. Unscd. Notes		0.50	10/21/2024	490,000		491,136
Oman - .3%
Oman, Sr. Unscd. Notes		4.88	2/1/2025	444,000		465,126
Panama - .1%
Carnival, Sr. Scd. Notes		11.50	4/1/2023	107,000	[d]	120,776
Qatar - .8%
Qatar, Sr. Unscd. Notes		3.40	4/16/2025	1,042,000		1,134,488
Singapore - .5%
Mulhacen, Sr. Scd. Bonds	EUR	6.50	8/1/2023	408,049		408,016
Singapore Airlines, Sr. Unscd. Notes		3.00	7/20/2026	328,000		337,077
					745,093
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	5/24/2022	600,000	[f]	739,138
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	400,000	[f]	504,150
Cellnex Telecom, Sr. Unscd. Notes	EUR	1.88	6/26/2029	600,000		736,298
					1,979,586
Supranational - 5.7%
Ardagh Metal Packaging Finance USA, Sr. Unscd. Notes	EUR	3.00	9/1/2029	277,000		329,998
Ardagh Metal Packaging Finance USA, Sr. Unscd. Notes		4.00	9/1/2029	495,000	[b,d]	496,856
Asian Development Bank, Sr. Unscd. Notes	CNH	2.72	1/16/2023	11,000,000		1,700,965
Asian Development Bank, Sr. Unscd. Notes	CNY	2.90	3/5/2024	5,500,000		854,082
Clarios Global, Sr. Scd. Bonds	EUR	4.38	5/15/2026	555,000		681,616
Delta Air Lines, Sr. Scd. Notes		4.75	10/20/2028	90,000	[d]	100,671

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.3% (continued)
Supranational - 5.7% (continued)
European Bank for Reconstruction & Development, Sr. Unscd. Notes	IDR	6.45	12/13/2022	17,800,000,000		1,264,308
International Bank for Reconstruction & Development, Sr. Unscd. Notes	GBP	4.88	12/7/2028	870,000		1,570,409
International Finance, Sr. Unscd. Notes	INR	6.30	11/25/2024	98,010,000		1,368,637
					8,367,542
Sweden - 1.4%
Akelius Residential Property, Sub. Notes	EUR	2.25	5/17/2081	640,000		768,910
Heimstaden Bostad, Jr. Sub. Bonds	EUR	2.63	5/1/2027	450,000	[f]	531,025
Samhallsbyggnadsbolaget i Norden, Jr. Sub. Notes	EUR	2.63	12/14/2025	355,000	[f]	426,613
Verisure Holding, Sr. Scd. Bonds	EUR	3.25	2/15/2027	324,000		386,491
					2,113,039
Switzerland - .9%
Credit Suisse Group, Jr. Sub. Notes		7.25	9/12/2025	570,000	[f]	642,828
UBS Group, Jr. Sub. Bonds		5.00	1/31/2023	630,000	[f]	644,099
					1,286,927
United Kingdom - 14.9%
Anglian Water Services Financing, Sr. Scd. Notes	GBP	1.63	8/10/2025	435,000		627,574
Bellis Acquisition, Sr. Scd. Bonds	GBP	3.25	2/16/2026	119,000		165,307
Coventry Building Society, Jr. Sub. Bonds	GBP	6.88	9/18/2024	450,000	[f]	703,610
Coventry Building Society, Sr. Unscd. Notes	GBP	1.00	9/21/2025	640,000		893,692
Deuce Finco, Sr. Scd. Bonds	GBP	5.50	6/15/2027	306,000		425,226
eG Global Finance, Sr. Scd. Notes	EUR	4.38	2/7/2025	491,000		574,367
Heathrow Finance, Sr. Scd. Notes	GBP	6.25	3/3/2025	266,000		404,080
Iceland Bondco, Sr. Scd. Bonds	GBP	4.38	5/15/2028	250,000		323,543
Iceland Bondco, Sr. Scd. Notes	GBP	4.63	3/15/2025	350,000		476,162
INEOS Quattro Finance 2, Sr. Scd. Bonds	EUR	2.50	1/15/2026	236,000		283,071
Informa, Gtd. Notes	EUR	1.50	7/5/2023	465,000		568,311
International Finance Facility for Immunisation, Sr. Unscd. Notes		1.00	4/21/2026	1,306,000		1,320,157
Investec, Jr. Sub. Notes	GBP	6.75	12/5/2024	400,000	[f]	580,325
Iron Mountain UK, Gtd. Notes	GBP	3.88	11/15/2025	289,000		407,826
Jerrold Finco, Sr. Scd. Bonds	GBP	4.88	1/15/2026	165,000		237,469
Jerrold Finco, Sr. Scd. Bonds	GBP	5.25	1/15/2027	375,000		544,528
Lloyds Banking Group, Jr. Sub. Bonds	EUR	4.95	6/27/2025	550,000	[f]	721,453
Lloyds Banking Group, Jr. Sub. Notes	GBP	5.13	12/27/2024	760,000	[f]	1,123,085

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.3% (continued)
United Kingdom - 14.9% (continued)
Mitchells & Butlers Finance, Scd. Bonds, Ser. B2	GBP	6.01	12/15/2028	427,032		656,019
National Express Group, Gtd. Notes	GBP	2.38	11/20/2028	644,000		932,278
National Express Group, Sub. Notes	GBP	4.25	11/26/2025	160,000	[f]	231,573
Nationwide Building Society, Jr. Sub. Bonds	GBP	5.88	6/20/2025	650,000	[f]	994,979
Natwest Group, Jr. Sub. Notes		6.00	12/29/2025	613,000	[f]	682,729
NatWest Markets, Sr. Unscd. Notes		0.80	8/12/2024	238,000		237,875
Nomad Foods Bondco, Sr. Scd. Bonds	EUR	2.50	6/24/2028	244,000		295,489
Pinewood Finance, Sr. Scd. Bonds	GBP	3.25	9/30/2025	287,000		406,121
Stonegate Pub Co. Financing, Sr. Scd. Bonds	GBP	8.25	7/31/2025	200,000		293,075
TESCO, Sr. Unscd. Notes	GBP	3.32	11/5/2025	100,000	[c]	293,085
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/2040	141,697		267,836
Travis Perkins, Sr. Unscd. Notes	GBP	3.75	2/17/2026	163,000		241,458
Tritax Big Box REIT, Sr. Unscd. Notes	GBP	1.50	11/27/2033	389,000		532,210
Tritax EuroBox , Gtd. Notes	EUR	0.95	6/2/2026	446,000		533,960
UNITE USAF II, Mortgage Backed Notes	GBP	3.37	6/30/2023	500,000		725,459
United Kingdom, Bonds, Ser. 3MO	GBP	0.13	3/22/2026	1,089,410	[c]	1,764,363
Virgin Money UK, Sr. Unscd. Notes	GBP	3.13	6/22/2025	580,000		847,081
Vmed O2 UK Financing I, Sr. Scd. Bonds	GBP	4.00	1/31/2029	273,000		376,983
Vodafone Group, Jr. Sub. Bonds	EUR	3.10	1/3/2079	120,000		148,864
Vodafone Group, Jr. Sub. Bonds	GBP	4.88	10/3/2078	194,000		293,518
Vodafone Group, Jr. Sub. Notes		7.00	4/4/2079	400,000		497,261
Vodafone Group, Sub. Notes		3.25	6/4/2081	200,000		203,546
					21,835,548
United States - 13.0%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	671,000	[d]	839,589
Apple, Sr. Unscd. Notes		1.13	5/11/2025	684,000		693,566
AT&T, Sr. Unscd. Notes	EUR	1.60	5/19/2028	347,000		448,161
Ball, Gtd. Notes		2.88	8/15/2030	360,000		356,782
Best Buy, Sr. Unscd. Notes		4.45	10/1/2028	398,000		467,109
CCO Holdings, Sr. Unscd. Notes		4.75	3/1/2030	281,000	[d]	298,198
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/2026	718,000	[d]	743,108
Citigroup, Sub. Notes		5.50	9/13/2025	700,000		819,146
Dell International, Gtd. Notes		7.13	6/15/2024	602,000	[d]	616,686
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	620,000	[d]	360,375
Digital Euro Finco, Gtd. Notes	EUR	1.13	4/9/2028	567,000		706,406
Ford Motor Credit, Sr. Unscd. Notes	GBP	2.75	6/14/2024	232,000		329,075
Ford Motor Credit, Sr. Unscd. Notes		3.37	11/17/2023	400,000		415,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 92.3% (continued)
United States - 13.0% (continued)
Ford Motor Credit, Sr. Unscd. Notes, 3 Month EURIBOR +.37%	EUR	0.05	12/1/2021	600,000	[g]	711,544
General Electric, Sr. Unscd. Notes	GBP	6.44	11/15/2022	7,700		11,092
IQVIA, Gtd. Notes	EUR	2.88	6/15/2028	622,000		766,050
Iron Mountain, Gtd. Notes		4.50	2/15/2031	388,000	[d]	397,215
JPMorgan Chase & Co., Sr. Unscd. Notes		2.08	4/22/2026	1,000,000		1,038,006
Lumen Technologies, Sr. Unscd. Notes, Ser. T		5.80	3/15/2022	800,000		821,920
Mauser Packaging Solutions Holding, Sr. Scd. Notes		5.50	4/15/2024	500,000	[d]	503,750
Mileage Plus Holdings, Sr. Scd. Notes		6.50	6/20/2027	90,000	[d]	98,100
Netflix, Sr. Unscd. Notes	EUR	3.63	6/15/2030	425,000		610,468
NextEra Energy Capital Holdings, Gtd. Notes		3.25	4/1/2026	101,000		110,397
Pacific Life Global Funding II, Scd. Notes		1.38	4/14/2026	970,000		983,677
PG&E, Sr. Scd. Notes		5.00	7/1/2028	660,000		643,500
Radiate Holdco, Sr. Scd. Notes		4.50	9/15/2026	375,000	[b,d]	388,597
Sprint, Gtd. Notes		7.25	9/15/2021	240,000		241,888
Sprint, Gtd. Notes		7.88	9/15/2023	260,000		294,489
Sprint Capital, Gtd. Notes		8.75	3/15/2032	338,000		521,407
Sprint Communications, Gtd. Notes		11.50	11/15/2021	235,000		242,388
Tesla, Gtd. Notes		5.30	8/15/2025	936,000	[d]	962,732
T-Mobile USA, Gtd. Notes		3.38	4/15/2029	471,000		491,074
U.S. Treasury Notes		0.50	3/15/2023	430,000		432,570
United Airlines, Sr. Scd. Notes		4.38	4/15/2026	47,000	[d]	48,416
Verizon Communications, Sr. Unscd. Notes, 3 Month SOFR +.79%		0.84	3/20/2026	491,000	[g]	499,863
Viatris, Gtd. Notes		2.30	6/22/2027	150,000	[d]	154,404
Windstream Escrow, Sr. Scd. Notes		7.75	8/15/2028	402,000	[b,d]	410,613
Zayo Group Holdings, Sr. Scd. Notes		4.00	3/1/2027	660,000	[d]	657,525
					19,134,886
Uzbekistan - .9%
Uzbekistan, Sr. Unscd. Notes		4.75	2/20/2024	1,300,000		1,378,736
Vietnam - .2%
Vietnam, Sr. Unscd. Bonds		4.80	11/19/2024	213,000		237,192
Total Bonds and Notes (cost $132,716,028)				135,412,743
Description /Number of Contracts	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .2%
Call Options - .2%
U.S. Treasury 10 Year Notes, Contracts 98		135.00	8/27/2021	9,800,000		39,813

Description /Number of Contracts	Exercise Price	Expiration Date	Notional Amount ($)	[a]	Value ($)
Options Purchased - .2% (continued)
Call Options - .2% (continued)
U.S. Treasury Bonds, Contracts 162	165.00	8/27/2021	16,200,000		258,187
Total Options Purchased (cost $218,075)			298,000

Exchange-Traded Funds - 2.4%
United States - 2.4%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (cost $3,562,794)			132,255		3,471,694
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,686,849)	0.05		4,686,849	[h]	4,686,849

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,220,751)	0.01		1,220,751	[h]	1,220,751
Total Investments (cost $142,404,497)			98.9%	145,090,037
Cash and Receivables (Net)			1.1%	1,550,459
Net Assets			100.0%	146,640,496

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

REIT—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

AUD—Australian Dollar

CAD—Canadian Dollar

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $1,965,376 and the value of the collateral was $2,065,848, consisting of cash collateral of $1,220,751 and U.S. Government & Agency securities valued at

STATEMENT OF INVESTMENTS (Unaudited) (continued)

$845,097.

c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $17,493,078 or 11.93% of net assets.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

g Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Corporate Bonds	−	91,206,501	−	91,206,501
Exchange-Traded Funds	3,471,694	−	−	3,471,694
Foreign Governmental	−	43,773,673	−	43,773,673
Investment Companies	5,907,600	−	−	5,907,600
U.S. Treasury Securities	−	432,570	−	432,570
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	1,151,299	−	1,151,299
Options Purchased	297,999	−	−	297,999
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	−	(466,011)	−	(466,011)
Futures††	(394,464)	−	−	(394,464)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Euro-Bond	49	9/8/2021	9,977,383[a]	10,263,352	(285,969)
Long Gilt	28	9/28/2021	4,942,932[a]	5,051,427	(108,495)
Gross Unrealized Depreciation				(394,464)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Dynamic Bond Income Fund

July 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CIBC World Markets
United States Dollar	1,032,403	Euro	863,640	8/13/2021	7,634
United States Dollar	147,112	British Pound	105,515	8/13/2021	442
Norwegian Krone	15,670,641	United States Dollar	1,796,017	8/13/2021	(22,185)
British Pound	105,515	United States Dollar	147,108	8/2/2021	(442)
CIBC World Markets Corp.
Euro	1,075,967	United States Dollar	1,308,835	8/13/2021	(32,125)
British Pound	294,000	United States Dollar	416,162	8/13/2021	(7,489)
Citigroup
United States Dollar	1,857,959	Canadian Dollar	2,282,061	8/13/2021	28,825
Czech Koruna	31,103,645	United States Dollar	1,446,969	8/13/2021	(430)
United States Dollar	2,405,905	Euro	2,039,817	8/13/2021	(14,482)
Euro	1,506,297	United States Dollar	1,840,540	8/13/2021	(53,213)
HSBC
United States Dollar	1,240,066	Canadian Dollar	1,547,844	8/13/2021	(572)
Norwegian Krone	19,114,417	United States Dollar	2,195,082	8/13/2021	(31,433)
United States Dollar	4,338,768	Norwegian Krone	36,107,344	8/13/2021	251,611
British Pound	367,000	United States Dollar	519,108	8/13/2021	(8,962)
United States Dollar	128,699	British Pound	92,164	8/13/2021	587
Euro	53,249	United States Dollar	64,690	8/13/2021	(1,506)
United States Dollar	227,658	Euro	186,000	8/13/2021	6,956
J.P. Morgan Securities
United States Dollar	1,967,661	Australian Dollar	2,546,237	8/13/2021	98,962
United States Dollar	283,669	Euro	240,096	8/13/2021	(1,222)
United States Dollar	2,613,604	Chinese Yuan Renminbi	17,018,484	8/13/2021	(20,071)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities(continued)
Indian Rupee	8,367,000	United States Dollar	111,396	8/13/2021	889
United States Dollar	1,515,879	Canadian Dollar	1,906,981	8/13/2021	(12,618)
RBS Securities
United States Dollar	429,227	Australian Dollar	565,412	8/13/2021	14,268
Euro	536,741	United States Dollar	637,698	8/13/2021	(817)
United States Dollar	637,567	Euro	536,741	8/2/2021	821
United States Dollar	913,335	Euro	769,164	8/13/2021	668
Euro	2,160,932	United States Dollar	2,608,572	8/13/2021	(44,474)
United States Dollar	43,269,397	Euro	35,998,110	8/13/2021	555,107
United States Dollar	144,353	British Pound	103,652	8/13/2021	272
State Street Bank and Trust Company
Japanese Yen	242,234,439	United States Dollar	2,198,228	8/13/2021	10,044
United States Dollar	3,823,439	Japanese Yen	420,711,449	8/13/2021	(11,876)
United States Dollar	2,372,450	Mexican Peso	47,572,603	8/13/2021	(12,948)
United States Dollar	2,219,447	Philippine Peso	112,062,087	8/13/2021	(21,463)
United States Dollar	7,951,555	Euro	6,660,516	8/13/2021	48,384
British Pound	1,606,832	United States Dollar	2,247,396	8/13/2021	(13,829)
United States Dollar	24,461,169	British Pound	17,594,788	8/13/2021	3,652
Euro	397,348	United States Dollar	471,055	8/13/2021	427
Hungarian Forint	448,553,183	United States Dollar	1,467,803	8/13/2021	15,093
United States Dollar	1,496,634	Canadian Dollar	1,821,082	8/13/2021	36,988
Swedish Krona	11,828,000	United States Dollar	1,410,825	8/13/2021	(36,674)
United States Dollar	1,396,567	Swedish Krona	11,823,335	8/13/2021	22,958
United States Dollar	1,473,020	South African Rand	21,900,558	8/13/2021	(19,213)
South Korean Won	1,577,205,000	United States Dollar	1,408,521	8/13/2021	(37,688)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank and Trust Company(continued)
New Zealand Dollar	3,256,877	United States Dollar	2,305,643	8/13/2021	(36,634)
United States Dollar	1,514,914	New Zealand Dollar	2,112,928	8/13/2021	42,874
UBS Securities
Euro	555,925	United States Dollar	655,838	8/13/2021	3,806
United States Dollar	1,816,334	Czech Koruna	39,131,772	8/13/2021	(3,569)
United States Dollar	2,173,301	New Zealand Dollar	3,121,576	8/13/2021	(1,447)
United States Dollar	145,873	British Pound	104,919	8/13/2021	31
United States Dollar	1,431,720	Czech Koruna	31,185,565	8/13/2021	(18,629)
Gross Unrealized Appreciation					1,151,299
Gross Unrealized Depreciation					(466,011)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2021, accumulated net unrealized appreciation on investments was $2,685,540, consisting of $4,582,361 gross unrealized appreciation and $1,896,821 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.